Related Party	3 Months Ended	12 Months Ended
	Apr. 03, 2022	Jan. 02, 2022
Related Party Transactions [Abstract]
Related Party
Note 10. Related Party
Founder Shares
On September 24, 2020, RSVAC issued an aggregate of 5,750,000 shares of common stock (the “Founder Shares”) to the Sponsor, Rodgers Capital LLC, for an aggregate purchase price of $25,000 in cash. The Sponsor agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Company’s common stock equals or exceeds $14.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading
day period commencing at least 150 days after Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. On September 8, 2021, the Sponsor made an in-kind
distribution of a portion of its Founder Shares to certain members of Rodgers Capital LLC.
Related Party Loans
On May 24, 2021, the Company issued to a member of the board of directors a secured promissory note (the “Secured Promissory Note”) with an aggregate principal balance of $15.0 million and an interest at a rate of 7.5% per annum, payable monthly and on the maturity date. On July 14, 2021, the Company repaid all amounts outstanding under the Secured Promissory Note, which totaled $15.2 million in principal and interest. In the connection with the note repayment, the Company incurred $0.1 million of loss on early debt extinguishment related to the write-off
of unamortized debt issuance costs in the third quarter of 2021. The Company paid $0.2 million of interest for the fiscal year ended January 2, 2022. As of April 3, 2022 and January 2, 2022, the Company had no outstanding debt.
Employment Relationship
The Company employs a family member of the Company’s Chief Executive Officer as an equipment engineer in Fremont.

Note 14. Related Party
Founder Shares
On September 24, 2020, RSVAC issued an aggregate of 5,750,000 shares of common stock (the “Founder Shares”) to the Sponsor, Rodgers Capital LLC, for an aggregate purchase price of $25,000 in cash. The Sponsor agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Company’s common stock equals or exceeds $14.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading
day period commencing at least 150 days after
Business
 Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. On September 8, 2021, the Sponsor made an in-kind
distribution of a portion of its Founder Shares to certain members of Rodgers Capital LLC, which had no impact to the consolidated financial statements.
Related Party Loans
In 2019, existing shareholders, which included members of the board of directors and members of management purchased the convertible promissory notes as disclosed in Note 7 “Debt”. In 2020, these convertible promissory notes with an aggregate original principal balance of $5.7 million and accrued interest of $0.1 million converted into 19,001,815 shares of Series
P-2
convertible preferred stock.
In May 2021, the Company issued the Secured Promissory Note with an aggregate principal balance of $15.0 million and an interest at a rate of 7.5% per annum, payable monthly and on the maturity date. On July 14, 2021, the Company repaid all amounts outstanding under the Secured Promissory Note, which totaled $15.2 million in principal and interest. See Note 7 “Debt” for more detailed discussion.
Employment Relationship
The Company employs a family member of the Company’s Chief Executive Officer as an equipment engineer in Fremont.